Noncontrolling Interest (Details Textual) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2007
Noncontrolling Interest [Line Items]
Initial Public Offering Price Per Share			$ 210.00
Equity Method Investment, Ownership Percentage	28.90%	28.90%
Percentage Of Owned Of Subsidiaries Membership Units	87.30%	87.30%
Percentage Of Payment To Exchanging Llc Member In Cash Savings Under Tax Benefit Sharing Agreement	85.00%	85.00%
Remaining Percentage Of Payment To Exchanging Llc Member In Cash Savings Under Tax Benefit Sharing Agreement	15.00%	15.00%
Greenlight [Member]
Noncontrolling Interest [Line Items]
Membership Units To Be Issued		69,382
Third Point [Member]
Noncontrolling Interest [Line Items]
Membership Units To Be Issued		34,691
Common Class B [Member]
Noncontrolling Interest [Line Items]
Membership Units To Be Issued	897,903	897,903